LONG-TERM DEBT - Retired/Repaid (Details) $ in Millions, $ in Millions			1 Months Ended																	12 Months Ended
	Feb. 05, 2026 CAD ($)	Oct. 31, 2024 CAD ($)	Nov. 30, 2025 USD ($)	Oct. 31, 2025 USD ($)	Jul. 31, 2025 CAD ($)	Jun. 30, 2025 USD ($)	May 31, 2025 CAD ($)	Mar. 31, 2025 USD ($)	Oct. 31, 2024 USD ($)	Oct. 31, 2024 CAD ($)	Aug. 31, 2024 USD ($)	Jun. 30, 2024 CAD ($)	Mar. 31, 2024 CAD ($)	Feb. 29, 2024 USD ($)	Nov. 30, 2023 USD ($)	Oct. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Jul. 31, 2023 CAD ($)	Apr. 30, 2023 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Mar. 31, 2023
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes Due November 2025
Debt Instrument [Line Items]
Amount			$ 850
Interest Rate			4.88%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes Due October 2025
Debt Instrument [Line Items]
Amount				$ 92
Interest Rate				7.06%
TRANSCANADA PIPELINES LIMITED | Medium Term Notes Due July 2025
Debt Instrument [Line Items]
Amount					$ 750
Interest Rate					3.30%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes Due October 2024
Debt Instrument [Line Items]
Amount									$ 1,250
Interest Rate		1.00%							1.00%	1.00%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes Due October 2024
Debt Instrument [Line Items]
Amount									$ 850
Interest Rate		6.20%							6.20%	6.20%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes Due October 2024
Debt Instrument [Line Items]
Amount									$ 739
Interest Rate		2.50%							2.50%	2.50%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes Due October 2024
Debt Instrument [Line Items]
Amount									$ 441
Interest Rate		4.88%							4.88%	4.88%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes Due October 2024
Debt Instrument [Line Items]
Amount									$ 400
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes Due October 2024
Debt Instrument [Line Items]
Amount									$ 313
Interest Rate		4.75%							4.75%	4.75%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes Due October 2024
Debt Instrument [Line Items]
Amount									$ 201
Interest Rate		5.00%							5.00%	5.00%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes Due October 2024
Debt Instrument [Line Items]
Amount									$ 180
Interest Rate		5.10%							5.10%	5.10%
TRANSCANADA PIPELINES LIMITED | Medium Term Notes Due October 2024
Debt Instrument [Line Items]
Amount										$ 600
Interest Rate		5.42%							5.42%	5.42%
TRANSCANADA PIPELINES LIMITED | Medium Term Notes Due October 2024
Debt Instrument [Line Items]
Amount										$ 575
Interest Rate		4.18%							4.18%	4.18%
TRANSCANADA PIPELINES LIMITED | Medium Term Notes Due October 2024
Debt Instrument [Line Items]
Amount										$ 400
TRANSCANADA PIPELINES LIMITED | Term Loan Due August 2024
Debt Instrument [Line Items]
Amount											$ 1,242
TRANSCANADA PIPELINES LIMITED | Medium Term Notes due June 2024
Debt Instrument [Line Items]
Amount												$ 750
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes due October 2023
Debt Instrument [Line Items]
Amount																$ 625
Interest Rate																3.75%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes Due September 2030
Debt Instrument [Line Items]
Amount																	$ 1,024
TRANSCANADA PIPELINES LIMITED | Medium Term Note Due July 2023
Debt Instrument [Line Items]
Amount																		$ 750
Interest Rate																		3.69%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes Due March 2026
Debt Instrument [Line Items]
Interest Rate																							6.20%
Long-term debt, weighted average discount, percent									7.73%	7.73%
Pre-tax gain on the debt extinguishment		$ 228
TRANSCANADA PIPELINES LIMITED | Medium Term Notes Due February 2026 | Subsequent event
Debt Instrument [Line Items]
Amount	$ 241
Interest Rate	8.29%
ANR PIPELINE COMPANY | Senior Unsecured Notes Due June 2025
Debt Instrument [Line Items]
Amount						$ 7
Interest Rate						7.00%
ANR PIPELINE COMPANY | Senior Unsecured Notes due November 2021
Debt Instrument [Line Items]
Amount														$ 125
Interest Rate														7.38%
NOVA GAS TRANSMISSION LTD. | Medium Term Notes Due May 2025
Debt Instrument [Line Items]
Amount							$ 87
Interest Rate							8.90%
NOVA GAS TRANSMISSION LTD. | Debentures Due March 2024
Debt Instrument [Line Items]
Amount													$ 100
Interest Rate													9.90%
NOVA GAS TRANSMISSION LTD. | Debentures Due April 2023
Debt Instrument [Line Items]
Amount																			$ 200
Interest Rate																			7.88%
COLUMBIA PIPELINES OPERATING COMPANY LLC | Senior Unsecured Notes Due March 2025
Debt Instrument [Line Items]
Amount								$ 1,000
Interest Rate								4.50%
TC PIPELINES, LP | Senior Unsecured Notes Due March 2025
Debt Instrument [Line Items]
Amount								$ 350
Interest Rate								4.38%
TC ENERGÍA MEXICANA, S. DE R.L. DE C.V. | Senior Unsecured Term Loan Various 2025
Debt Instrument [Line Items]
Amount																				$ 677
TC ENERGÍA MEXICANA, S. DE R.L. DE C.V. | Senior Unsecured Term Loan Various 2024
Debt Instrument [Line Items]
Amount																					$ 430
TC ENERGÍA MEXICANA, S. DE R.L. DE C.V. | Senior Unsecured Revolving Credit Facility Various 2024
Debt Instrument [Line Items]
Amount																					$ 185
TC ENERGÍA MEXICANA, S. DE R.L. DE C.V. | Senior Unsecured Revolving Credit Facility Various 2023
Debt Instrument [Line Items]
Amount																						$ 315
TUSCARORA GAS TRANSMISSION COMPANY | Unsecured Term Loan Due November 2023
Debt Instrument [Line Items]
Amount															$ 32